Summary Of Significant Accounting And Reporting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting and Reporting Policies
Summary of Significant Accounting and Reporting Policies: The accounting and reporting policies of City Holding Company and its subsidiaries (the “Company”) conform with U. S. generally accepted accounting principles and require management to make estimates and develop assumptions that affect the amounts reported in the financial statements and related footnotes. Actual results could differ from management’s estimates. The following is a summary of the more significant policies.

Principles Of Consolidation
Principles of Consolidation: The consolidated financial statements include the accounts of City Holding Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity in conformity with U. S. generally accepted accounting principles. Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decisions about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, variable interest entities (VIEs) are entities that lack one or more of the characteristics of a voting interest entity. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The enterprise with a controlling financial interest, known as the primary beneficiary, consolidates the VIE. The Company’s wholly owned subsidiary, City Holding Capital Trust III, is a VIE for which the Company is not the primary beneficiary. Accordingly, the accounts of this entity are not included in the Company’s consolidated financial statements.

       Certain amounts in the prior year financial statements have been reclassified to conform to the current year presentation. Such reclassifications had no impact on shareholders’ equity or net income for any period.

Cash and Due from Banks
Cash and Due from Banks: The Company considers cash, due from banks, and interest-bearing deposits in depository institutions as cash and cash equivalents. City National is required to maintain an average reserve balance with the Federal Reserve Bank of Richmond to compensate for services provided by the Federal Reserve and to meet statutory required reserves for demand deposits.

Securities
Securities: Management determines the appropriate classification of securities at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold debt securities to maturity, they are classified as investment securities held-to-maturity and are stated at amortized cost, adjusted for amortization of premiums and accretion of discounts. Debt securities which the Company may not hold to maturity are classified as investment securities available-for-sale along with the Company’s investment in equity securities. Securities available-for-sale are carried at fair value, with the unrealized gains and losses, net of tax, reported in comprehensive income. Securities classified as available-for-sale include securities that management intends to use as part of its asset/liability management strategy and that may be sold in response to changes in interest rates, resultant prepayment risk, and other factors.

       The Company utilizes a third party pricing service provider to value its investment portfolio.  Annually, the Company obtains an independent auditor’s report from its third party pricing service provider regarding its controls over valuation of investment securities.  Although an unqualified opinion regarding the design and operating effectiveness of controls was issued, the report did contain caveats and disclaimers regarding the pricing information, such as the Company should review market values for reasonableness.  On a quarterly basis, the Company selects a sample of its debt securities and reprices those securities with a third party that is independent of the primary pricing service provider to verify the reasonableness of the fair values.

       Also, on a quarterly basis, the Company performs a review of investment securities to determine if any unrealized losses are other than temporarily impaired.  Management considers the following, among other things, in its determination of the nature of the unrealized losses, (i) the length of time and the extent to which the fair value has been less than cost; (ii) the financial condition, capital strength, and near–term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  The Company continues to actively monitor the market value of these investments along with the financial strength of the issuers behind these securities, as well as its entire investment portfolio.  Based on the market information available, the Company believes that (i) the declines in fair value are temporary, driven by fluctuations in the interest rate environment and not due to the credit worthiness of the issuers, (ii) the Company does not have the intent to sell any of the securities classified as available for sale, and (iii) it is more likely than not that the Company will not have to sell any such securities before recovery of cost.  The Company cannot guarantee that such securities will recover and if additional information becomes available in the future to suggest that the losses are other than temporary, the Company may need to record impairment charges in the future.

The specific identification method is used to determine the cost basis of securities sold. Certain investment securities that do not have readily determinable fair values and for which the Company does not exercise significant influence are carried at cost and classified as other investment securities on the Consolidated Balance Sheets.  These cost-method investments are reviewed for impairment at least annually or sooner if events or changes in circumstances indicate the carrying value may not be recoverable.

Loans
Loans: Loans, excluding previously securitized loans, which are discussed separately below, are reported at the principal amount outstanding, net of unearned income.  Portfolio loans include those for which management has the intent and City has the ability to hold for the foreseeable future, or until maturity or payoff.  The foreseeable future is based upon management’s judgment of current business strategies and market conditions, the type of loan, asset/liability management, and liquidity.

       Interest income on loans is accrued and credited to operations based upon the principal amount outstanding, using methods that generally result in level rates of return. Loan origination fees, and certain direct costs, are deferred and amortized as an adjustment to the yield over the term of the loan. The accrual of interest income generally is discontinued when a loan becomes 90 days past due as to principal or interest for all loan types.  However, any loan may be placed on non-accrual if the Company receives information that indicates that it is probable a borrower will be unable to meet the contractual terms of their respective loan agreement. Other indicators considered for placing a loan on non-accrual status include the borrower’s involvement in bankruptcies, foreclosures, repossessions, litigation and any other situation resulting in doubt as to whether full collection of contractual principal and interest is attainable. When interest accruals are discontinued, unpaid interest recognized in income in the current year is reversed, and interest accrued in prior years is charged to the allowance for loan losses. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral exceeds the principal balance and related accrued interest, and the loan is in process of collection.

Generally for all loan classes, interest income during the period the loan is non-performing is recorded on a cash basis after recovery of principal is reasonably assured. Cash payments received on nonperforming loans are typically applied directly against the outstanding principal balance until the loan is fully repaid. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Generally, all loan types are considered past due when the contractual terms of a loan are not met and the borrower is 30 days or more past due on a payment.  Furthermore, residential and home equity loans are generally subject to charge-off when the loan becomes 120 days past due, depending on the estimated fair value of the collateral less cost to dispose, versus the outstanding loan balance. Commercial loans are generally charged off when the loan becomes 120 days past due and consumer loans are generally charged off when the loan becomes 120 days past due.

Loan and Leases Receivable, Acquired Loans, Policy [Policy Text Block]
Acquired Loans: In determining the estimated fair value of the acquired loans, management considered several factors, such as estimated future credit losses, estimated prepayments, remaining lives of the acquired loans, estimated value of the underlying collateral and the present value of the cash flows expected to be received.  For smaller loans not specifically reviewed, management grouped the loans into their respective homogeneous loan pool and applied a loss estimate accordingly.

Acquired loans are accounted for using one of the two following accounting standards:

(1)
ASC Topic 310-20 is used to value loans that do not have evidence of credit quality deterioration.  For these loans, the difference between the fair value of the loan and the amortized cost of the loan is amortized or accreted into income using the interest method.

(2)
ASC Topic 310-30 is used to value loans that have evidence of credit quality deterioration.  For these loans, the expected cash flows that exceed the fair value of the loan represent the accretable yield, which is recognized as interest income on a level-yield basis over the expected cash flow periods of the loans.  The non-accretable difference represents the difference between the contractually required principal and interest payments and the cash flows expected to be collected based upon management’s estimation.  Subsequent decreases in the expected cash flows will require the Company to evaluate the need for additions to the Company’s allowance for loan losses.  Subsequent increases in the expected cash flows will result in a reversal of the provision for loan losses to the extent of prior charges with a corresponding adjustment to the accretable yield, which will result in the recognition of additional interest income over the remaining lives of the loans.

Allowance for Loan Losses
Allowance for Loan Losses: The allowance for loan losses is maintained at a level that represents management’s best estimate of probable losses in the loan portfolio. Management’s determination of the appropriateness of the allowance for loan losses is based upon an evaluation of individual credits in the loan portfolio, historical loan loss experience, current economic conditions, and other relevant factors. This determination is inherently subjective, as it requires material estimates including the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. These evaluations are conducted at least quarterly and more frequently if deemed necessary.  The allowance for loan losses related to loans considered to be impaired is generally evaluated based on the discounted cash flows using the impaired loans' initial effective interest rate or the fair value of the collateral for certain collateral dependent loans. Loan losses are charged against the allowance and recoveries of amounts previously charged off are credited to the allowance. A provision for loan losses is charged to operations based on management’s periodic evaluation of the appropriateness of the allowance after considering factors noted above, among others.

In evaluating the appropriateness of its allowance for loan losses, the Company stratifies the loan portfolio into six major groupings, including commercial real estate, commercial and industrial, residential real estate, home equity, and others. Historical loss experience, as adjusted, is applied to the then outstanding balance of loans in each classification to estimate probable losses inherent in each segment of the portfolio. Historical loss experience is adjusted using a systematic weighted probability of potential risk factors that could result in actual losses deviating from prior loss experience. Risk factors considered by the Company in completing this analysis include: (1) unemployment and economic trends in the Company’s markets, (2) concentrations of credit, if any, among any industries, (3) trends in loan growth, loan mix, delinquencies, losses or credit impairment, (4) adherence to lending policies and others. Each risk factor is designated as low, moderate/increasing, or high based on the Company’s assessment of the risk to loss associated with each factor. Each risk factor is then weighted to consider probability of occurrence.

Additionally, all commercial loans within the portfolio are subject to internal risk grading. Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company’s internal loan review process. Based on an individual loan’s risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

Premises and Equipment
Premises and Equipment: Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets. Depreciation of leasehold improvements is computed using the straight-line method over the lesser of the term of the respective lease or the estimated useful life of the respective asset. Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of premises and equipment are capitalized and depreciated over the estimated remaining life of the asset.

Other Real Estate Owned
Other Real Estate Owned:  Other real estate owned (“OREO”) is comprised principally of commercial and residential real estate properties obtained in partial or total satisfaction of loan obligations.  OREO acquired in settlement of indebtedness is included in Other Assets at the lower of estimated fair value of the asset, less estimated selling costs or the carrying amount of the loan.  Changes to the value subsequent to transfer are recorded in non-interest expense, along with direct operating expenses.  Gains or losses not previously recognized from sales of OREO are recognized in non-interest expense on the date of the sale.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets: Goodwill is the excess of the cost of an acquisition over the fair value of tangible and intangible assets acquired.  Goodwill is not amortized.  Intangible assets represent purchased assets that also lack physical substance, but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability.  Intangible assets with determinable useful lives, such as core deposits, are amortized over their estimated useful lives.

The Company performs an annual review for impairment in the recorded value of goodwill and indefinite lived intangible assets. Goodwill is tested for impairment between the annual tests if an event occurs or circumstances change that more than likely reduce the fair value of a reporting unit below its carrying value. An indefinite-lived intangible asset is tested for impairment between the annual tests if an event occurs or circumstances change indicating that the asset might be impaired.

Securities Sold Under Agreements to Repurchase
Securities Sold Under Agreements to Repurchase:  Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold plus accrued interest.  Securities sold primarily consists of U.S. government, federal agency, and municipal securities pledged as collateral under these financing arrangements and cannot be repledged or sold, unless replaced by the secured party.

Insurance Commissions
Insurance Commissions:  Commission revenue was recognized as of the effective date of the insurance policy or the date the customer was billed, whichever was later.  The Company also received contingent commissions from insurance companies as additional incentive for achieving specified premium volume goals and/or the loss experience of the insurance placed by the Company.  The Company maintained a reserve for commission adjustments based on estimated policy cancellations.

Derivative Financial Instruments
Derivative Financial Instruments: The Company enters into derivative transactions principally to protect against the risk of adverse price or interest rate movements on the value of certain assets and liabilities and on future cash flows.  All derivative instruments are carried at fair value on the balance sheet. As of December 31, 2016 and 2015, the Company has derivative instruments not included in hedge relationships. These derivatives consist of interest rate swaps used for interest rate management purposes and derivatives executed with commercial banking customers to facilitate their interest rate management strategies. The change in the fair value of these derivative instruments is reflected in the statements of income. As of December 31, 2016, the Company also has a derivative instrument that is included in hedge relationships. This derivative consists of an interest rate swap used for interest rate management purposes on commercial real estate loans. The change in the fair value of these derivative instruments and net swap settlements are reflected in the statements as non-interest expense. The Company also has an interest rate swap for the purpose of hedging changes in LIBOR related to commercial real estate loans. Hedge ineffectiveness is assessed quarterly and any ineffectiveness is recorded as non-interest expense.

Trust Assets	Trust Assets: Assets held in a fiduciary or agency capacity for customers are not included in the accompanying financial statements since such items are not assets of the Company.
Income Taxes
Income Taxes: The consolidated provision for income taxes is based upon reported income and expense. Deferred income taxes are provided for temporary differences between financial reporting and tax bases of assets and liabilities, computed using enacted tax rates. The Company files a consolidated income tax return. The respective subsidiaries generally provide for income taxes on a separate return basis and remit amounts determined to be currently payable to the Parent Company.

The Company and its subsidiaries are subject to examinations and challenges from federal and state taxing authorities regarding positions taken in returns.  Uncertain tax positions are initially recognized in the consolidated financial statements when it is more likely than not the position will be sustained upon examination.  These positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the taxing authority and assuming full knowledge of the position and all relevant facts by the taxing authority.

The Company invests in certain limited partnerships that operate qualified low-income housing tax credit developments.  These investments are considered variable interest entities for which the Company is not the primary beneficiary.  The tax credits are reflected in the Consolidated Statements of Income as a reduction in income tax expense.  The unamortized amount of the investments is recorded within Other Assets within the Consolidated Balance Sheets.

Advertising Costs	Advertising Costs: Advertising costs are expensed as incurred.
Stock-Based Compensation
Stock-Based Compensation: Compensation expense related to stock options and restricted stock awards issued to employees is based upon the fair value of the award at the date of grant.  The fair value of stock options is estimated utilizing a Black Scholes pricing model, while the fair value of restricted stock awards is based upon the stock price at the date of grant.  Compensation expense is recognized on a straight line basis over the vesting period for options and the respective period for stock awards.

Basic and Diluted Earnings per Common Share
Basic and Diluted Earnings per Common Share: Basic earnings per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding, excluding participating securities. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares outstanding, excluding participating securities, increased by the number of shares of common stock which would be issued assuming the exercise of stock options and other common stock equivalents.

Recent Accounting Pronouncements
Recent Accounting Pronouncements: In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)." This standard clarified the principles for recognizing revenue and developed a common revenue standard. The core principle of the standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. To achieve that core principle, an entity should apply the following steps: (i) identifying the contractor contracts with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation. This ASU will become effective for the Company on January 1, 2018. The Company's revenue is comprised of net interest income on financial assets and financial liabilities, which is explicitly excluded from the scope of ASU 2014-09, and non-interest income. The Company continues to evaluate the impact of ASU 2014-09 on the components of non-interest income, but does not believe it will have a material impact on the Company's financial statements. The Company anticipates adopting this standard with a cumulative effect adjustment to opening retained earnings (the modified retrospective approach), if such adjustment is deemed to be material.

In February 2015, the FASB issued ASU No. 2015-02, "Consolidation (Topic 810) - Amendments to the Consolidation Analysis." ASU 2015-02 eliminates the deferral of FAS 167 and makes changes to both the variable interest model and the voting model. This ASU became effective for the Company on January 1, 2016. The adoption of ASU 2015-02 did not have a material impact on the Company's financial statements.

In April 2015, the FASB issued ASU No. 2015-03, "Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs." ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. This ASU became effective for the Company on January 1, 2016. The adoption of ASU 2015-03 has not had a material impact on the Company's financial statements.

In April 2015, the FASB issued ASU No. 2015-05, "Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement." ASU 2015-05 provides guidance to clarify the customer’s accounting for fees paid in a cloud computing arrangement. This ASU became effective for the Company on January 1, 2016. The adoption of ASU 2015-05 has not had a material impact on the Company's financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)." ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. This ASU became effective for the Company on January 1, 2016. The adoption of ASU 2015-07 has not had a material impact on the Company's financial statements.

In September 2015, the FASB issued ASU No. 2015-16, "Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments." The amendments in ASU 2015-16 require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The effect on earnings of the adjustments as a result of the change to the provisional amounts will be calculated as if the accounting had been completed at the acquisition date. The amount that would've been recorded in the previous reporting periods will be presented separately on the face of the income statement or disclosed in the notes to the financial statements. This ASU became effective for the Company on January 1, 2016. The adoption of ASU 2015-16 has not had a material impact on the Company's financial statements.

In November 2015, the FASB issued ASU No. 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes." This standard requires that deferred tax liabilities and assets be classified as non-current on the balance sheet. This ASU will become effective for the Company for interim and annual periods on January 1, 2017 and early adoption is permitted. The adoption of ASU No. 2015-17 is not expected to have a material impact on the Company's financial statements.

In January 2016, the FASB issued ASU No. 2016-01, "Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." This standard makes several modifications to Subtopic 825-10 including the elimination of the available-for-sale classification of equity investments, and requires equity investments with readily determinable fair values to be measured at fair value with changes in fair value recognized in net income. This ASU will become effective for the Company for interim and annual periods on January 1, 2018. The adoption of ASU No. 2016-01 is not expected to have a material impact on the Company's financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842).” This standard requires organizations to recognizing lease assets and lease liabilities on the balance sheet and disclose key information about leasing requirements for leases that were historically classified as operating leases under previous generally accepted accounting principals. This ASU will become effective for the Company for interim and annual periods on January 1, 2019. Management is currently assessing the impact of the adoption of ASU No. 2016-02.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation-Stock Compensation (Topic 718): Improvements to Employee Share Based Accounting.” This standard makes several modifications to the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. This ASU will become effective for the Company for interim and annual periods on January 1, 2017. The adoption of ASU No. 2016-09 is not expected to have a material impact on the Company’s financial statements.

In April 2016, the FASB issued ASU No. 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing.” This standard was issued to clarify Revenue from Contracts with Customers (Topic 606) related to: (i) identifying performance obligations; and (ii) the licensing implementation guidance. The effective date is the same as the effective date of ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)," as discussed above. ASU 2016-10 is not expected to have a significant impact on the Company's financial statements.

In June 2016, the FASB issued ASU No. 2016-13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments." This standard replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The amendments in this update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The new current expected credit losses model (CECL) will apply to the allowance for loan losses, available-for-sale and held to maturity debt securities, purchased financial assets with credit deterioration and certain off-balance sheet credit exposures. This ASU will become effective for the Company for interim and annual periods on January 1, 2020. Management is currently evaluating the potential impact of ASU No. 2016-13 on the Company's financial statements.

In August 2016, the FASB issued ASU No. 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments." This amendment addresses existing diversity in practice regarding how certain receipts and payments are presented in the statement of cash flows. Issues addressed in this amendment include debt prepayment and extinguishment costs, proceeds from the settlement of insurance claims, proceeds from the settlement of bank-owned life insurance policies, and separately identifiable cash flows and application of the predominance principle and their classifications in the statement of cash flows. This ASU will become effective for the Company for interim and annual periods on January 1, 2018. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company's financial statements.

In October 2016, the FASB issued ASU No. 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory." This amendment improves the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. Issues addressed in this amendment include the recognition of income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. This ASU will become effective for the Company on January 1, 2018. The adoption of ASU No. 2016-16 is not expected to have a material impact on the Company's financial statements.

In December 2016, the FASB issued ASU No. 2016-20, "Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers." This amendment provides clarification for multiple aspects of Update 2014-09, “Compensation-Stock Compensation (Topic 718): Improvements to Employee Share Based Accounting” including the scope of guarantee fees, impairment testing of contract costs and the accrual of advertising costs. This ASU will become effective for the Company on January 1, 2018. The adoption of ASU No. 2016-20 is not expected to have a material impact on the Company's financial statements.

In January 2017, the FASB issued ASU No. 2017-01, "Business Combinations (Topic 805): Clarifying the Definition of a Business." This amendment clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This ASU will become effective for the Company on January 1, 2018. The adoption of ASU No. 2017-01 is not expected to have a material impact on the Company's financial statements.

Statements of Cash Flows
Statements of Cash Flows: Cash paid for interest, including interest paid on long-term debt and trust preferred securities, was $13.1 million, $11.8 million, and $12.1 million in 2016, 2015, and 2014, respectively. During 2016, 2015 and 2014, the Company paid $16.3 million, $26.3 million, and $23.0 million, respectively, for income taxes.

During the twelve months ended December 31, 2014, the Company transferred certain securities from available-for-sale to held-to-maturity. The non-cash transfers of securities into the held-to-maturity categories from available-for-sale were made at fair value on the date of the transfer. The securities had an aggregate fair value of $83.4 million on the date of transfer.